RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 10 RELATED PARTY TRANSACTIONS

On November 7, 2019, the Company entered into an Asset Transfer Agreement, Operating Agreement and separate Mortgage Agreement (collectively, the “GM Agreements”) with GM. Pursuant to the GM Agreements, the Company incurred debt to GM recorded as a related party note payable in the principal amount of $20.0 million, secured by the real property described in Note 4. The Company had imputed interest of 5% on the related party note payable until February 1, 2020 when the stated interest rate of 7% began per the terms of the GM Agreement. As of the date of the Business Combination, our related party note payable for the plant and interest totaled $20.8 million and was settled as part of the Business Combination.

In conjunction with the Operating Agreement described above, the Company was also required to reimburse GM for expenditures related to general plant maintenance and compliance associated with the Lordstown facility. The Company recorded expenses of $2.1 million and $2.6 million during the year ended December 31, 2021 and the period from April 30, 2019 to December 31, 2019, respectively. Additionally, the Company also purchased property from GM for $1.2 million which was recorded to CIP. As of the date of the Closing, we had accrued a total of $5.9 million as a Due to Related Party liability which was converted to equity as part of the Business Combination.

On May 28, 2020, the Company entered into a Convertible Promissory Note (the “Convertible Note”) with GM that provided financing to the Company of up to $10.0 million secured by the Company’s property, plant and equipment and intangible assets. Pursuant to the terms of the Convertible Note, the Company had the ability to periodically draw down on the Convertible Note to meet its working capital needs. The Convertible Note had a $5.0 million balance at the closing of the Business Combination and was converted to equity as described in Note 1.

In August 2020, we entered into an emissions credit agreement with GM pursuant to which, and subject to the terms of which, during the first three annual production/model years wherein we produce vehicles at least ten months out of the production/model year, the counterparty will have the option to purchase such emissions credits as well as emissions credits from any other U.S. state, country or jurisdiction generated by vehicles produced by us not otherwise required by us to comply with emissions laws and regulations at a purchase price equal to 75% of the fair market value of such credits. While we plan for our first three annual production/model years for the purpose of this agreement to be 2023, 2024 and 2025, it is possible that this agreement could extend beyond these model years if we do not achieve ten or more months of production during those annual production/model years.

As of December 31, 2020, GM was no longer determined to be a related party.

On November 7, 2019, the Company entered into a transaction with Workhorse Group Inc., for the purpose of obtaining certain intellectual property. In connection with granting this license, Workhorse Group received 10% of the outstanding Legacy Lordstown common stock and was entitled to royalties of 1% of the gross sales price of the first 200,000 vehicle sales. As of December 31, 2020, intangible assets included patents, copyrights, trade secrets, know-how, software, and all other intellectual property and proprietary rights connected with the electric pickup truck and other electric vehicle technology owned by Workhorse and contributed in exchange for equity in the Company.

In November 2020, we pre-paid a royalty payment to Workhorse Group in the amount of $4.75 million. The upfront royalty payment represented an advance on the royalties discussed above but only to the extent that the aggregate amount of such royalty fees exceeded the amount paid upfront. The upfront royalty payment was recorded as a prepaid expense and an other non-current assets as of December 31, 2020 and December 31, 2021, respectively.

During the year ended December 31, 2021, we continued to refine the design of the Endurance and considered technologies we would use in future vehicles. Given the lack of Workhorse technology used in the Endurance and new management’s strategic direction of the Company, inclusive of the transactions contemplated with Foxconn as detailed in Note 1, we deemed it appropriate to change the useful life of the technology we acquired from Workhorse to zero months. As such, we recorded accelerated amortization of $11.1 million during the year ended December 31, 2021.

As of September 30, 2021, Workhorse Group was no longer determined to be a related party.